Label	Element	Value
Jacob Internet Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Jacob Internet Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses paid each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Distribution and/or Service (12b-1) Fees reflect the Board's determination to reduce such fees payable under the distribution and service plan of the Fund from 0.35% to 0.25%, effective September 1, 2016 through at least January 2, 2018. Annual Fund Operating Expenses have been restated to reflect such 12b-1 fee reduction.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus because of the reduction in 12b-1 fees noted above and acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in Other Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund over the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the effect of the 12b-1 fee reduction for the 1 Year example and for the first year of the 3, 5 and 10 Year examples only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its assets in securities of Internet companies and companies in Internet-related industries. The Fund primarily invests in common stocks and securities convertible into common stocks, but may invest up to 35% in fixed income or debt securities. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies, and consumers to communicate electronically, access and share information, and conduct business around the world. The Adviser selects investments in companies that derive a substantial portion of their revenue from Internet or Internet-related businesses or those that are aggressively developing and expanding their Internet and Internet-related business operations. The Adviser believes that the Internet offers unique investment opportunities because of its ever-growing popularity among business and personal users alike. Many Internet companies are newer and have small to medium market capitalizations.

The Fund invests in companies that emphasize research and development with respect to proprietary products and services for Internet users and businesses, because the Adviser believes that these stocks have the greatest potential to rise in value. The Adviser's overall stock selections are based on an assessment of a company's fundamental prospects. The Fund generally seeks to purchase securities as long-term investments, but when circumstances warrant, securities may be sold without regard to the length of time they have been held to reduce risk or volatility or to respond to changing fundamental information. The Fund may invest without limitation in foreign securities, including securities of emerging market countries, so that the Fund has the flexibility to take full advantage of investment opportunities in Internet companies and companies in Internet-related industries.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, to seek income, or to maintain liquidity while seeking appropriate investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in a mutual fund has inherent risks, which could cause you to lose money. The principal risks of investing in the Fund, and the circumstances that could adversely affect the Fund's net asset value ("NAV") and total return, are listed below.

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Market Risk: Even when the stock market in general is rising, the stocks selected by the Adviser may decline. Prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. The Adviser may not be able to sell stocks at an optimal time or price.

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Internet Company Risk:  Many Internet-related companies have incurred large losses since their inception and will continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable.

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Computer/Internet Technology Risk:  Companies in the rapidly changing field of computer/Internet technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the Fund's shares may be susceptible to factors affecting the computer/Internet technology area and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

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Smaller Capitalized or Unseasoned Company Risk:  The Adviser believes that smaller capitalized or unseasoned companies generally have greater earnings and sales growth potential than larger capitalized companies. However, investments in smaller capitalized or unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

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Convertible Securities Risk:  The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

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Foreign and Emerging Market Risk:  The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

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Fixed Income Risk:  Yields and principal values of fixed income securities (bonds) will fluctuate. Generally, values of fixed income securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, to the extent the Fund holds fixed income investments, the value of the Fund may go down.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in a mutual fund has inherent risks, which could cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information that follows gives some indication of the risks of investing in the Fund. The bar chart shows the Fund's performance from year to year, and the table compares the Fund's average annual returns with those of a broad measure of market performance and an index of Internet stocks. Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows gives some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31, 2016 (Investor Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q2	2009	28.78%
Worst Quarter	Q4	2008	(31.18)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.18%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distribution and sale of fund shares may be higher than the return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The return after taxes on distribution and sale of fund shares may be higher than the return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2016
Jacob Internet Fund | NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.59%
Jacob Internet Fund | Bloomberg U.S. Internet Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Internet Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	19.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.31%
Jacob Internet Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 254
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	802
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,376
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,937
Annual Return 2007	rr_AnnualReturn2007	(0.80%)
Annual Return 2008	rr_AnnualReturn2008	(51.15%)
Annual Return 2009	rr_AnnualReturn2009	71.88%
Annual Return 2010	rr_AnnualReturn2010	35.45%
Annual Return 2011	rr_AnnualReturn2011	(9.06%)
Annual Return 2012	rr_AnnualReturn2012	11.44%
Annual Return 2013	rr_AnnualReturn2013	40.73%
Annual Return 2014	rr_AnnualReturn2014	0.70%
Annual Return 2015	rr_AnnualReturn2015	10.98%
Annual Return 2016	rr_AnnualReturn2016	12.04%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.26%
Jacob Internet Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.52%
Jacob Internet Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.81%

[1]	The Distribution and/or Service (12b-1) Fees reflect the Board's determination to reduce such fees payable under the distribution and service plan of the Fund from 0.35% to 0.25%, effective September 1, 2016 through at least January 2, 2018. Annual Fund Operating Expenses have been restated to reflect such 12b-1 fee reduction.
[2]	Total Annual Fund Operating Expenses differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus because of the reduction in 12b-1 fees noted above and acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in Other Expenses.